Cash and cash equivalents - Narrative (Details) - EUR (€) € in Millions	1 Months Ended	6 Months Ended
	Apr. 30, 2026	Jun. 30, 2026
Cash and cash equivalents [abstract]
Proceeds from issuing shares	€ 37.0	€ 37.0